Income Taxes - Schedule of Components of Income Tax Benefit (Details) (10 K) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current
Deferred			(178,610)	(1,848,596)
Valuation allowance			178,610	1,848,596
Total Tax Provision